Joint Ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 630,438	$ 514,669	$ 527,259	$ 354,566
Other current financial liabilities	220,328	179,144
Other non-current financial liabilities	1,031,507	1,093,438
Depreciation and amortisation expense	(238,515)	(249,792)	(271,737)
Interest Expense	(50,124)	(57,498)	(69,853)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Cash and cash equivalents	6,198	4,097
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(696)	(691)	(687)
Interest Expense	(25)	(433)	(241)
Income Tax Expense (Benefit)	303	200	233
Coromandel SQM India [Member]
Cash and cash equivalents	1,118	15
Other current financial liabilities	0	478
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	0	(69)
Interest Expense	(16)	(49)	(73)
Income Tax Expense (Benefit)	(485)	(44)	(89)
SQM Vitas Fzco. [Member]
Cash and cash equivalents	15,307	11,514
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(553)	(717)	(1,067)
Interest Expense	(19)	(16)	(10)
Income Tax Expense (Benefit)	0	0	0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Cash and cash equivalents	3,675	3,756
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(68)	(64)	(66)
Interest Expense	0	(1)	(2)
Income Tax Expense (Benefit)	(174)	(195)	(378)
SQM Vitas Brazil Agroindustria [Member]
Cash and cash equivalents	5,139	2,168
Other current financial liabilities	7,342	8,718
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(453)	(438)	(29)
Interest Expense	(1,253)	(2,127)	(1,651)
Income Tax Expense (Benefit)	(283)	(337)	(49)
SQM Vitas Peru S.A.C. [Member]
Cash and cash equivalents	687	958
Other current financial liabilities	2,215	3,834
Other non-current financial liabilities	1,372	1,781
Depreciation and amortisation expense	(375)	(82)	(29)
Interest Expense	(432)	(323)
Income Tax Expense (Benefit)	(214)	(362)	(370)
SQM Vitas Plantacote B.V [Member]
Cash and cash equivalents	679	615
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	0	0
Interest Expense	(1)	(1)
Income Tax Expense (Benefit)	0	0	0
SQM Vitas Holland B.V. [Member]
Cash and cash equivalents	2,190	1,961
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	0	0
Interest Expense	0	0	(2)
Income Tax Expense (Benefit)	0	0	0
Miera Exar S.A. [Member]
Cash and cash equivalents	9,189	0
Other current financial liabilities	0	0
Other non-current financial liabilities	0
Depreciation and amortisation expense	(523)	0	0
Interest Expense	(32)	0	(3)
Income Tax Expense (Benefit)	(620)	0	0
SQM Vitas Spain [Member]
Depreciation and amortisation expense	0	0	(116)
Interest Expense	0	0	(4)
Income Tax Expense (Benefit)	0	0	(73)
Joint ventures [member]
Cash and cash equivalents	44,182	25,084
Other current financial liabilities	9,557	13,030
Other non-current financial liabilities	1,372	1,781
Depreciation and amortisation expense	(2,668)	(1,992)	(2,063)
Interest Expense	(1,778)	(2,950)	(1,986)
Income Tax Expense (Benefit)	$ (1,473)	$ (738)	$ (726)